Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under these leases are as follows, in thousands, (unaudited):

Minimum
Lease
Years Ending December 31,	Payment
Remainder of 2020	$8,118
2021	32,472
2022	18,942
Total undiscounted future non-cancellable minimum lease payments	59,532
Less: Imputed interest	-
Present value of lease liabilities	$59,532
Weighted average remaining term	1.83

Future minimum lease payments under these leases are as follows, in thousands, (unaudited):

Minimum
Lease
Years Ending December 31,	Payment
Remainder of 2019	$8
2020	31
2021	31
2022	18
Total undiscounted future non-cancelable minimum lease payments	88
Less: Imputed interest	-
Present value of lease liabilities	$88
Weighted average remaining term	2.8